Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

20. Related Party Transactions

In 2022 and 2023, the Group earned revenue for providing advertising and enterprise value-added services to Beijing Sanke Information Technology Co., Ltd.(“Beijing Sanke”), an associate of the Group, amounted to approximately RMB 0.3 million and RMB 1.0 million, respectively. As of December 31, 2022 and 2023, the amount due from Beijing Sanke were RMB 0.2 million and RMB 0.05 million, respectively.

In 2021, 2022 and 2023, the Group purchased video production services from Shanghai Xuanke, an associate of the Group, amounted to RMB 1.1 million, RMB 0.3 million and RMB 49 thousand, respectively. As of December 31, 2021, 2022 and 2023, the amount due to Shanghai Xuanke were RMB 1.2 million, RMB 20 thousand and RMB 0.2 million, respectively. In 2021, the Group offered a short-term loan to Shanghai Xuanke, amounted to RMB 2.0 million, which has been paid off in 2022. In 2021 and 2022, the interest income generated from the short-term loan were RMB 47 thousand and RMB 3 thousand, respectively.